Changes in Goodwill by Reportable Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 3,663,674	$ 3,015,670
Additions	418,408	636,445
Foreign exchange translation	(126,181)	11,559
Goodwill, Ending Balance	3,955,901	3,663,674
Core OTA
Goodwill [Line Items]
Goodwill, Beginning Balance	2,788,065	2,779,154
Additions	402,752
Foreign exchange translation	(45,646)	8,911
Goodwill, Ending Balance	3,145,171	2,788,065
Trivago
Goodwill [Line Items]
Goodwill, Beginning Balance	633,436
Additions	1,045	633,436
Foreign exchange translation	(41,062)
Goodwill, Ending Balance	593,419	633,436
Egencia
Goodwill [Line Items]
Goodwill, Beginning Balance	194,651	193,282
Foreign exchange translation	(38,327)	1,369
Goodwill, Ending Balance	156,324	194,651
eLong
Goodwill [Line Items]
Goodwill, Beginning Balance	47,522	43,234
Additions	14,611	3,009
Foreign exchange translation	(1,146)	1,279
Goodwill, Ending Balance	$ 60,987	$ 47,522